SHARE-BASED PAYMENTS - Share-based Compensation Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized in the consolidated statement of financial position	$ 55.3	$ 51.2
Share-based compensation obligations	(115.3)	(96.6)
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	7.4	6.8
Share-based compensation obligations	0.0	0.0
Deferred Share Unit (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	5.4	5.5
Share-based compensation obligations	(16.2)	(14.1)
Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	4.8	7.2
Share-based compensation obligations	(27.1)	(23.9)
Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	5.2	4.5
Share-based compensation obligations	(10.0)	(8.1)
Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	27.6	23.5
Share-based compensation obligations	(40.7)	(31.1)
Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	50.4	47.5
Share-based compensation obligations	(94.0)	(77.2)
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	4.9	3.7
Share-based compensation obligations	(21.3)	(19.4)
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	4.9	3.7
Share-based compensation obligations	$ (21.3)	$ (19.4)